SHARE CAPITAL AND SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
Authorized and issue share capital
As at December 31, 2020 and 2019, our authorized and issued share capital is as follows:

Authorized share capital:

(in thousands of $, except per share data)	2020	2019
150,000,000 (2019: 150,000,000) common shares of $1.00 each	150,000	150,000

Issued share capital:

(in thousands of $, except per share data)	2020	2019
109,943,594 (2019: 101,302,404) outstanding issued common shares of $1.00 each	109,944	101,303

(number of shares)	2020	2019
As at January 1	101,302,404	101,302,404
Repurchase and cancellation of treasury shares (1)	(3,500,000)	—
Issuance of shares (2)	12,067,789	—
Vesting of RSUs	73,401	—
As at December 31	109,943,594	101,302,404

(1) In February 2020, we purchased 1.5 million shares for a consideration of $70.4 million and cancelled all our 3.5 million treasury shares, that we repurchased in the current and prior years.

(2) In December 2020, we closed a registered equity offering of 12,067,789 of our common shares, at par value of $1.00 per share. We raised proceeds, net of the underwriter's discount and offering fees, of approximately $100 million, which we used to partially repay the Term Loan facility, fully repay Margin Loan Facility and for general corporate purposes.

Weighted average assumptions used	The weighted average assumptions as at grant date are noted in the table below:

2018
Risk free interest rate	2.5%
Expected volatility of common stock	62.5%
Expected dividend yield	0.0%
Expected term of options (in years)	3.6 years
The weighted average assumptions as of grant date are noted in the table below:

2020
Remaining performance period	2.8 years
Contractual term	3.0 years
Expected dividend yield	0.0%
Risk fee interest rate	0.42%
Golar volatility	84%
Share price at grant date	$7.49

Summary of stock option activity
A summary of the share option activity for the year ended December 31, 2020 is presented below:

(in thousands of $, except per share data)	Shares (in '000s)	Weighted average exercise price	Weighted average remaining contractual term (years)
Options outstanding at December 31, 2019	2,680	$30.23	1.9
Forfeited during the year	(376)	$26.69
Lapsed during the year	(463)	$55.45
Options outstanding at December 31, 2020	1,841	$24.62	1.2

Options outstanding and exercisable at:
December 31, 2020	1,717	$24.46	1.2
December 31, 2019	2,221	$30.74	1.7
December 31, 2018	2,320	$39.02	2.0

	Year ended December 31
In $'000	2020	2019	2018
Intrinsic value of share options exercised	—	—	2,621
Total fair value of share options fully vested in the year	3,175	8,967	16,623

Compensation cost recognized in the consolidated statement of income	2,274	7,148	11,748
Share options cost capitalized*	110	608	421
*Relates to capitalized costs on share options awarded to employees directly involved in certain vessel conversion projects.

Schedule of Nonvested Restricted Stock Units Activity
A summary of time-based RSU activities for the year ended December 31, 2020 is presented below:

(in thousands of $, except per share data)	Shares (in '000s)	Weighted average grant date fair value per share	Weighted average remaining contractual term (years)
Non-vested RSUs at December 31, 2019	223	20.61	2.40
Granted during the year	667	7.51
Vested during the year	(73)	20.61
Forfeited during the year	(69)	7.87
Non-vested RSUs at December 31, 2020	748	10.02	2.00

Summary of performance-based RSU activity
A summary of performance-based RSU activity for the year ended December 31, 2020 is presented below:

(in thousands of $, except per share data)	Shares (in '000s)	Weighted average grant date fair value per share	Weighted average remaining contractual term (years)
Granted during the year	159	6.25
Non-vested performance based RSUs at December 31, 2020	159	6.25	2.21

	Year ended December 31
In $'000	2020	2019	2018
Compensation cost recognized in the consolidated statement of income	2,739	1,124	—
RSU cost capitalized*	295	—	—
*Relates to capitalized costs on RSUs awarded to employees directly involved in certain vessel conversion projects.